UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Li Kao
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Li Kao		Beverly Hills, CA	May 20, 2004

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	125,384

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      493    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      495    23600 SH       SOLE                    23600
Advanced Micro Devices, Inc. U COM              007903107      276    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      401     1621 SH       SOLE                      257     1364
Altria Group Inc               COM              718154107     4977    91400 SH       SOLE                    90750      650
American Intl Group            COM              026874107     2118    29685 SH       SOLE                    28412     1273
Apple Computers Inc            COM              037833100      270    10000 SH       SOLE                    10000
Archer-Daniels -Midland Corp   COM              039483102      172    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1149    22442 SH       SOLE                    21942      500
Bank One Corp                  COM              06423A103     1115    20457 SH       SOLE                             20457
Bank of America (New)          COM              06605F102     1227    15150 SH       SOLE                    14950      200
Barnes & Noble Inc             COM              067774109     1043    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      674    24328 SH       SOLE                    24328
Berkshire Hathaway Cl B        COM              084670207      828      266 SH       SOLE                      266
Boeing Co                      COM              097023105      296     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      326     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2234    92184 SH       SOLE                    91500      684
Cendant Corp.                  COM              151313103     1054    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      255    30000 SH       SOLE                    29652      348
ChevronTexaco                  COM                            4727    53851 SH       SOLE                    53433      418
CitiGroup Inc.                 COM              13218P105     4333    83815 SH       SOLE                    70115    13700
City National Corp             COM              178566105      253     4231 SH       SOLE                     4231
Clear Channel Communications,  COM              184502102      229     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     2175    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     1608    31976 SH       SOLE                    31476      500
Convera Corporation            COM              211919105       89    25000 SH       SOLE                             25000
Corporate Office Property Trus COM                             227     9100 SH       SOLE                     9100
Cypress Biosciences            COM              232674101     1062    92308 SH       SOLE                             92308
Exxon Mobil Corporation        COM              302290101     5444   130902 SH       SOLE                   122748     8154
Fannie Mae                     COM              313586109     1648    22170 SH       SOLE                    21870      300
Federated Department Stores In COM              31410H101     1199    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      395     9982 SH       SOLE                              9982
FleetBoston Financial Corp.    COM              338915101     1807    40251 SH       SOLE                    38697     1554
Ford Motor Cp DE NEW           COM              345370100      952    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301    10568   178934 SH       SOLE                   155118    23816
Freeport McMoran Copper & Gold COM              35671D857      717    18340 SH       SOLE                    18340
General Electric               COM              369604103     6435   210835 SH       SOLE                   208783     2052
General Motors Corporation     COM              370442105      581    12340 SH       SOLE                    12054      286
Gillette Company               COM              375766102     1028    26300 SH       SOLE                    26300
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107        0    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      286    13000 SH       SOLE                     8000     5000
InterActiveCorp (formerly USA  COM              902984103     1272    40200 SH       SOLE                    40200
International Business Machine COM              459200101     7421    80808 SH       SOLE                    63004    17804
J.P. Morgan Chase & Co.        COM                            1858    44301 SH       SOLE                    43966      335
Johnson & Johnson              COM              478160104     1940    38244 SH       SOLE                    37214     1030
KeyCorp (New)                  COM              493267108      606    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     2616    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1991    44150 SH       SOLE                    44100       50
Liberty Media Group            COM                             700    63943 SH       SOLE                    63943
Loews Corp                     COM              540424108     6656   112700 SH       SOLE                    77984    34716
Maguire Properties Inc REIT    COM                             812    31700 SH       SOLE                    31700
Marsh & McLennan Co. Inc.      COM              571748102      761    16430 SH       SOLE                    16030      400
May Department Stores Comp     COM              577778103     5466   158076 SH       SOLE                   140803    17273
Meadowbrook Golf Inc           COM              583195102       23   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      527    15511 SH       SOLE                    15366      144
Merck & Co.                    COM              589331107     5735   129770 SH       SOLE                   128570     1200
Microsoft Corp                 COM              594918104      727    29180 SH       SOLE                    29180
Oceanic Exploration            COM                              22    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      265    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     1621    30100 SH       SOLE                    28500     1600
Pfizer, Inc.                   COM              717081103     2656    75766 SH       SOLE                    74516     1250
Public Storage                 COM              74460D109      680    13971 SH       SOLE                     1488    12483
Rayonier Inc                   COM                             219     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM                             370    20000 SH       SOLE                    20000
Royal Dutch Petro-NY Shares    COM              780257804     2234    46950 SH       SOLE                    32722    14228
SBC Communications Inc         COM              78387G103      709    28891 SH       SOLE                    28345      546
SLM Corp (formerly USA Educati COM              78442A109      251     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      638   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      321    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      270    40000 SH       SOLE                    40000
Tenet Healthcare Corp          COM              88033G100      115    10300 SH       SOLE                    10300
The Directv Group Inc(Prev Hug COM              444418107      389    25305 SH       SOLE                    25264       41
U.S. Bancorp (Formerly First B COM              902973106      514    18583 SH       SOLE                    18204      379
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
Verizon                        COM              92343V104      517    14152 SH       SOLE                    14152
Viacom Inc Cl B                COM              925524308     1251    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      440     7375 SH       SOLE                     6975      400
Washington Mutual              COM              939322103      413     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             630     8536 SH       SOLE                     8488       48
Corts Tr for Ford Mtr 8% Call                                  268    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                                 546    20000 SH       SOLE                    20000
Maguire Prop Inc 7.625% Callbl                  559775200      273    10600 SH       SOLE                    10600
News Corp Ltd ADR Voting Shs P                  652487802     1744    55011 SH       SOLE                    54282      729
Alltel Corp 7.75% Convert unti                  020039822     1955    38550 SH       SOLE                    37650      900
Ford Motor Tr II 6.5% Call 01/                  345395206     1395    26300 SH       SOLE                    19800     6500